Commitments and Contingencies (Tables)	6 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
Schedule of Total Future Minimum Capital Commitment Contracted	The total future minimum capital commitment contracted as of March 31, 2026 are payable as follows:
Twelve months ending March 31,
2027	$3,687,528
2028	37,549
2029	135,479
2030	-
2031	-
Thereafter	199,331
$4,059,887